Contingent liabilities and legal proceedings - Indian tax cases and Indian regulatory cases (Details) € in Millions, £ in Millions, ₨ in Billions					1 Months Ended		12 Months Ended
	Sep. 29, 2017 INR (₨)	Feb. 12, 2016 INR (₨)	Apr. 23, 2015 EUR (€)	Jan. 03, 2013 INR (₨)	Apr. 30, 2013 EUR (€)	Jan. 31, 2012	Mar. 31, 2019 EUR (€) item	Aug. 31, 2018 INR (₨)	Aug. 31, 2018 EUR (€)	Apr. 21, 2016	Jul. 13, 2015 GBP (£)
Contingent liabilities and legal proceedings - Conti
Number of heads of tax subject to indemnity | item							2
total number of heads of tax | item							3
Vodafone Idea
Contingent liabilities and legal proceedings - Conti
Maximum liability for indemnification and payment								₨ 84.0	€ 1,100.0
Indian tax cases | Vodafone International Holdings BV ('VIHBV')
Contingent liabilities and legal proceedings - Conti
Amount of damages sought | ₨	₨ 190.7	₨ 221.0		₨ 142.0
Percentage of penalty										100.00%
Indian tax cases | Vodafone India Limited (VIL) and Vodafone India Services Private Limited (VISPL)
Contingent liabilities and legal proceedings - Conti
Litigation period in courts						5 years
Amount of damages sought							€ 450,000.0
Percentage of penalty							300.00%
Indian tax cases | Vodafone India Services Private Limited
Contingent liabilities and legal proceedings - Conti
Tax liability							€ 266.0
Interest payable							€ 483.0
Deposit amount with tax authorities | £											£ 20
Indian regulatory cases
Contingent liabilities and legal proceedings - Conti
Number of public interest litigations | item							3
Indian regulatory case, 3G inter-circle roaming | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of fine imposed by department of telecommunications					€ 5.5
Indian regulatory case, One time spectrum charges | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of one time spectrum charges							€ 525.0
Indian regulatory case, Adjusted Gross Revenue ('AGR') | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of impact on licence fees and spectrum usage charges			€ 2,200.0